Share-based Compensation - Common Stock and Options (Details) - Summit Materials, LLC $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Mar. 11, 2015 USD ($) shares	Jul. 02, 2016 USD ($) item $ / shares shares	Jan. 02, 2016 USD ($) shares	Mar. 10, 2015 item shares
Reorganization
Number of LP Units outstanding			69,007,297
Stock units vesting period			4 years
Awards granted			2,300,314,000
Number of Summit LP units purchased by Company, newly issued units (in shares)		13,177,754
Exchange of LP units to Common A Stock | $		$ 263.6
Parent company ownership percentage		62.90%
Summit Holdings LP
Reorganization
Number of classes of limited partnership interests | item				6
Number of LP Units outstanding	69,007,297
Blackstone Management Partners L.L.C. [Member]
Reorganization
Number of Summit LP units purchased by Company, from previous holders (in shares)		9,272,378
Leverage restoration options, time-vesting
Reorganization
Stock units vesting period		4 years
Percentage of options vesting on each anniversary		25.00%
Number of anniversaries over which options vest (in tranches) | item		4
Leverage restoration options, performance-vesting
Reorganization
Stock units vesting period		4 years
Percentage of options vesting on each anniversary		25.00%
Number of anniversaries over which options vest (in tranches) | item		4
Common Class A [Member]
Reorganization
Exchange of shares, new issues (in shares)		13,177,754
Common Class A [Member] | Summit Holdings LP
Reorganization
Outstanding interests (in shares)				0
Common Class A [Member] | Warrants issued to holders of Class C interests
Reorganization
Number of warrants (in shares)	160,333
Exercise price per share under the Omnibus Incentive Plan (in dollars per share) | $ / shares		$ 18.00
Common Class A [Member] | Leverage restoration options issued to holders of Class D interests
Reorganization
Exercise price per share under the Omnibus Incentive Plan (in dollars per share) | $ / shares		$ 18.00
General and Administrative Expenses [Member]
Reorganization
Modification charge recognized in general and administrative costs | $	$ 14.5		$ 14.5
2015 Omnibus Equity Incentive Plan [Member] | Common Class A [Member]
Reorganization
Awards granted		240,000
2015 Omnibus Equity Incentive Plan [Member] | Common Class A [Member] | Leverage restoration options issued to holders of Class D interests
Reorganization
Number of warrants (in shares)	4,358,842
Performance criteria, Achieving 1.75 times return on initial investment | General and Administrative Expenses [Member]
Reorganization
Performance target ratio, return on initial investment (as a percent)		1.75
Performance target expense | $		$ 24.8